CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating revenues
Contract revenues		$ 1,007,700,000	$ 1,356,400,000	$ 1,603,600,000
Reimbursable revenues		17,700,000	32,800,000	49,900,000
Other revenues	[1]	103,000,000	211,100,000	88,100,000
Total operating revenues		1,128,400,000	1,600,300,000	1,741,600,000
Other operating income
Revaluation of contingent consideration		89,900,000	0	0
Gain on sale of assets		800,000	0	0
Total other operating income		90,700,000	0	0
Operating expenses
Vessel and rig operating expenses	[1]	(345,400,000)	(373,900,000)	(495,500,000)
Amortization of favorable contracts		(74,400,000)	(70,600,000)	(66,900,000)
Reimbursable expenses		(16,100,000)	(30,200,000)	(45,700,000)
Depreciation and amortization		(274,900,000)	(266,300,000)	(237,500,000)
General and administrative expenses	[1]	(44,800,000)	(41,200,000)	(52,300,000)
Total operating expenses		(755,600,000)	(782,200,000)	(897,900,000)
Operating income		463,500,000	818,100,000	843,700,000
Financial items
Interest income		15,700,000	11,500,000	9,800,000
Interest expense	[1]	(179,100,000)	(180,000,000)	(192,500,000)
Loss on derivative financial instruments	[1]	(13,900,000)	(18,000,000)	(82,900,000)
Currency exchange gain		900,000	600,000	1,600,000
Gain on bargain purchase	[1]	0	0	9,300,000
Other financial expenses		(11,500,000)	0	0
Total financial items		(187,900,000)	(185,900,000)	(254,700,000)
Income before income taxes		275,600,000	632,200,000	589,000,000
Income tax expense		(40,300,000)	(86,500,000)	(100,600,000)
Net income		235,300,000	545,700,000	488,400,000
Net income attributable to the non-controlling interest		(94,100,000)	(264,700,000)	(231,200,000)
Net income attributable to Seadrill Partners LLC owners		$ 141,200,000	$ 281,000,000	$ 257,200,000
Earnings per unit (basic and diluted)
Common unitholders (in usd per share)		$ 1.88	$ 3.20	$ 2.45
Subordinated unitholders (in usd per share)		$ 0.00	$ 2.28	$ 2.45

[1]	Includes transactions with related parties. Refer to Note 13 "Related party transactions".